Related Party Balances and Transactions - Summary of Related Party Balances and Transactions (Parenthetical) (Details) - Related Party [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Amount due from related parties	¥ 65	$ 9	¥ 358
Tencent group
Related Party Transaction [Line Items]
Amount due from related parties	65		358
Prepaid expenses and other current assets | Tencent group
Related Party Transaction [Line Items]
Amount due from related parties	¥ 10,059		¥ 89,014